SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - Stardust Power Inc [Member] - $ / shares	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Number of shares, Granted		550,000
Weighted Average Grant Date Fair Value - Granted	$ 0.00001	$ 0.00001
Number of shares, Vested	(13,625)	(381,875)
Weighted Average Grant Date Fair Value - Vested	$ 0.00001	$ 0.00001
Number of shares, Forfeited		(100,000)
Weighted Average Grant Date Fair Value - Forfeited	$ 0.00001	$ 0.00001
Number of shares, Unvested	54,500	68,125
Weighted Average Grant Date Fair Value - Unvested	$ 0.00001	$ 0.00001
Number of shares, Unvested	68,125
Weighted Average Grant Date Fair Value - Unvested	$ 0.00001